PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR SERIES I OF THE FUND LISTED BELOW:

AIM V.I. MONEY MARKET FUND

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program initially was in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. To participate in the Program until April 30, 2009, the Fund paid to the Treasury a fee, which is estimated to be 0.03% of the fiscal year to date average net assets as of November 30, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

PROSPECTUS SUPPLEMENT DATED DECEMBER 19, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR SERIES II OF THE FUND LISTED BELOW:

AIM V.I. MONEY MARKET FUND

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS The Program initially was in effect until December 18, 2008, and the Treasury recently extended it until April 30, 2009. The Secretary of the Treasury may extend the Program beyond April 30, 2009 through September 18, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond April 30, 2009. To participate in the Program until April 30, 2009, the Fund paid to the Treasury a fee, which is estimated to be 0.03% of the fiscal year to date average net assets as of November 30, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.